SCHWAB STRATEGIC TRUST

(the Trust)

Schwab U.S. TIPS ETF

Supplement dated February 28, 2017 to the Prospectus and Statement of Additional Information (SAI), both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, December 15, 2016, December 28, 2016, and February 2, 2017, and Summary Prospectus dated December 15, 2016, as supplemented February 2, 2017

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury ETF

Supplement dated February 28, 2017 to the Prospectus and SAI, both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, December 15, 2016, December 28, 2016, and February 2, 2017, and Summary Prospectuses each dated December 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectuses and SAI and should be read in conjunction with the Prospectus, Summary Prospectuses and SAI.

At a meeting held on February 28, 2017, the Board of Trustees of the Trust approved changes to the Funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on April 29, 2017, and a new Statutory Prospectus, Summary Prospectuses, and SAI incorporating the changes will be available at that time.

Accordingly, the following changes to the Prospectus, Summary Prospectuses and SAI are effective April 29, 2017:

1. Schwab U.S. TIPS ETF

The Fund’s investment objective on Pages 1 and 15 of the Prospectus, Page 1 of the Summary Prospectus and Page 1 of the SAI will be deleted and replaced in its entirety with the following: “The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).”

2. Schwab Short-Term U.S. Treasury ETF

The Fund’s investment objective on Pages 4 and 16 of the Prospectus, Page 1 of the Summary Prospectus and Page 1 of the SAI will be deleted and replaced in its entirety with the following: “The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index.”

3. Schwab Intermediate-Term U.S. Treasury ETF

The Fund’s investment objective on Pages 7 and 18 of the Prospectus, Page 1 of the Summary Prospectus and Page 1 of the SAI will be deleted and replaced in its entirety with the following: “The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays U.S. 3-10 Year Treasury Bond Index.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96141-00 (2/17)

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